Provision for Legal Claims (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Provisions For Legal Claim Explanatory Abstract
Schedule of Probable Likelihood of Loss	Probable likelihood of loss
	Labor	Civil	Tax	Environ.	Total
At June 30, 2022	319	-	344	454	1,117
Additions	635	46	1,723	-	2,404
Monetary restatement	4	-	72	32	108
Reversal	(332)	-	-	-	(332)
Payments	(507)	(46)	(1,452)	-	(2,005)
At June 30, 2023	119	-	687	486	1,292
Additions	1,190	7	1	9	1,207
Monetary restatement	(296)	-	18	108	(170)
Reversal	(195)	-	(705)	(574)	(1,474)
Payments	(148)	(7)	(1)	-	(156)
At June 30, 2024	670	-	-	29	699

Schedule of Contingencies	The Company and its subsidiaries are parties to legal suits of civil, labor, environmental and tax natures, as well as administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors, as follows:
	2024	2023
Civil	9,231	8,525
Tax	13,450	20,881
	22,681	29,406

Schedule of Judicial Deposits	Judicial deposits
	2024	2023
Labor	6,702	47
Environmental	520	504
Civil	177	176
	7,399	727